Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of allowance for doubtful accounts [Abstract]
Balance, opening	$ 405,802
Acquired from acquisition of Lixin in 2019		403,451
Provisions	290,706
Foreign exchange (gain) loss	43,862	2,351
Balance, ending	$ 740,370	$ 405,802